Basic and Diluted Net Loss Per Share - Computation of Company's Basic and Diluted Net Loss Per Share of Common Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (13,365)	[1]	$ (8,852)	[1]	$ (13,619)	[1]	$ (10,262)	[1]	$ (7,083)	[1]	$ (9,568)	[1]	$ (9,010)	[1]	$ (9,729)	[1]	$ (46,098)	$ (35,390)	$ (13,903)
Denominator:
Weighted-average common shares for basic and diluted net loss per share																	33,155	22,353	21,678
Basic and diluted net loss per share	$ (0.22)		$ (0.36)		$ (0.60)		$ (0.45)		$ (0.31)		$ (0.43)		$ (0.40)		$ (0.44)		$ (1.39)	$ (1.58)	$ (0.64)

[1]	In the fourth quarter of 2013, in connection with a debt refinancing transaction, the Company recorded a loss on early extinguishment of debt, which was classified in interest expense. Refer to Note 4 for additional details.